Summary of Significant Accounting Policies - Estimated the Fair Value for Stock Options (Details) - Stock Options	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Volatility	45.50%
Risk-free rate of return	0.50%
Expected life	3 years 5 months 19 days